Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.050% Senior Secured Notes due 2032
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99839
Maximum Aggregate Offering Price	$ 1,747,182,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,285.90
Offering Note	The registration fee, calculated in accordance with Rule 457(r), is being transmitted to the SEC on a deferred basis pursuant to Rule 456(b). Pursuant to Rule 457(n), no registration fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 6.050% Senior Secured Notes due 2032
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.600% Senior Secured Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99896
Maximum Aggregate Offering Price	$ 998,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,956.38
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 6.600% Senior Secured Notes due 2034
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.950% Senior Secured Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99937
Maximum Aggregate Offering Price	$ 999,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,013.00
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 6.950% Senior Secured Notes due 2036
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.850% Senior Secured Notes due 2056
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99921
Maximum Aggregate Offering Price	$ 999,210,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,990.90
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 7.850% Senior Secured Notes due 2056
Fee Rate	0.01381%
Offering Note	See Offering Note 1.